Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Ionic Inflation Protection ETF
Shareholder Report [Line Items]
Fund Name	Ionic Inflation Protection ETF
Class Name	Iconic Inflation Protection ETF
Trading Symbol	CPII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ionic Inflation Protection ETF (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cpiietf.com. You can also request this information by contacting us at (866) 214-2234 or by contacting the Fund at Ionic Inflation Protection ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund.
Additional Information Phone Number	(866) 214-2234
Additional Information Website	www.cpiietf.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ionic Inflation Protection ETF	$37	0.75%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 12,264,000
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$12,264
Number of Holdings	11
Portfolio Turnover	37%

Holdings [Text Block]

Sector Breakdown
(% of total portfolio)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities including unrealized appreciation on inflation swaps.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Ten Holdings	(% of net assets)
United States Treasury Inflation Indexed Bonds, 0.25%, 01/15/2025	11.4
United States Treasury Inflation Indexed Bonds, 0.13%, 04/15/2025	11.5
United States Treasury Inflation Indexed Bonds, 0.38%, 07/15/2025	1.9
United States Treasury Inflation Indexed Bonds, 0.13%, 10/15/2025	12.3
United States Treasury Inflation Indexed Bonds, 0.63%, 01/15/2026	12.3
United States Treasury Inflation Indexed Bonds, 0.13%, 04/15/2026	10.9
United States Treasury Inflation Indexed Bonds, 0.13%, 07/15/2026	12.0
United States Treasury Inflation Indexed Bonds, 0.13%, 10/15/2026	12.4
5-Year Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Receive SOFR; Expiration: 07/02/2026; Exercise Rate: 0%	1.05
5-Year Interest Rate Swap, Counterparty: Bank of America, Receive SOFR; Expiration: 07/02/2026; Exercise Rate: 0%	1.02

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain planned changes to the Fund. For more complete information, you may review the Fund’s prospectus, as supplemented.

The Board of Trustees of Tidal ETF Trust has approved an Agreement and Plan of Reorganization and Termination between the Trust, (the “Plan of Reorganization”) providing for the reorganization of the Fund, a series of the Trust, into the American Beacon Ionic Inflation Protection ETF (the “Acquiring Fund”), a series of American Beacon Select Funds. The Plan of Reorganization was subsequently approved by the written consent of shareholders owning a majority of the Fund’s outstanding shares. Following the Reorganization, Ionic will continue serving as the investment sub-adviser to the Acquiring Fund, with responsibility for determining the securities purchased and sold by the Acquiring Fund. American Beacon Advisors, Inc. will serve as investment adviser to the Acquiring Fund. The Acquiring Fund will be managed in accordance with the same investment objectives and substantially similar principal investment strategies as the Fund. The Reorganization is expected to occur on or after March 7, 2025.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.